NOTE 11 - Other Accounts Payable: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities

	As at December 31,
	2025	2024
Government institutions	411	492
Liability for Agricultural Research Organization	105	1,284
Employees	1,528	1,234
Advance payments from payment gateway	-	397
Others	129	202
Total	2,173	3,609